Schedule of Restatement of Balance Sheet (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Jan. 14, 2021	Dec. 31, 2020		Nov. 11, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets	$ 117,091,985		$ 117,645,045	$ 322,205
Total current liabilities	152,879		267,540	306,201
Stock warrant liabilities	5,531,106		7,025,183
Total liabilities	9,904,485		11,513,223	306,201
Class A common stock, $0.0001 par value; shares subject to possible redemption			101,131,827
Preferred stock- $0.0001 par value
Common stock - $0.0001 par value	467		479	288	[1]
Additional paid-in-capital	4,237,471		5,359,507	24,712
Accumulated deficit	762,063		(359,982)	(8,996)
Total stockholders' equity	5,000,001	$ 5,000,005	5,000,004	16,004
Total liabilities and stockholders' equity	$ 117,091,985		117,645,054	$ 322,205
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets			117,645,054
Total current liabilities			267,540
Stock warrant liabilities
Total liabilities			4,488,040
Class A common stock, $0.0001 par value; shares subject to possible redemption			108,157,010
Preferred stock- $0.0001 par value
Common stock - $0.0001 par value			398
Additional paid-in-capital			5,003,838
Accumulated deficit			(4,232)
Total stockholders' equity			5,000,004
Total liabilities and stockholders' equity			117,645,054
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets
Total current liabilities
Stock warrant liabilities			7,025,183
Total liabilities			7,025,183
Class A common stock, $0.0001 par value; shares subject to possible redemption			(7,025,183)
Preferred stock- $0.0001 par value
Common stock - $0.0001 par value			81
Additional paid-in-capital			355,669
Accumulated deficit			(355,750)
Total stockholders' equity
Total liabilities and stockholders' equity

[1]	Includes up to 343,125 founder shares subject to forfeiture by the Sponsor and up to 31,875 representative shares held by Ladenburg and certain of its employees subject to forfeiture if over-allotment option was not exercised in full or in part by the underwriters (see Note 5 and Note 8). As a result of the underwriter’s election to fully exercise their over-allotment option on January 14, 2021, the founder shares and representative shares are no longer subject to forfeiture (see Note 8).